Loans - Credit Quality Information of Loans Based on MHFG Group's Internal Rating System (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2025	Mar. 31, 2025
Normal obligors | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025	[1]	¥ 284	¥ 342
2024	[1]	289	289
2023	[1]	281	370
2022	[1]	359	405
2021	[1]	394	320
Prior to 2021	[1]	5,083	5,026
Total	[1]	6,690	6,753
Normal obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025	[1]	89	149
2024	[1]	83	105
2023	[1]	89	54
2022	[1]	46	38
2021	[1]	35	77
Prior to 2021	[1]	370	306
Revolving Loans	[1],[2]	446	449
Total	[1]	1,159	1,179
Watch obligors | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	[1]		1
Prior to 2021	[1]	31	37
Total	[1]	33	39
Watch obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025	[1]	12	15
2024	[1]	7	10
2023	[1]	7	5
2022	[1]	4	3
2021	[1]	2	8
Prior to 2021	[1]	12	6
Revolving Loans	[1],[2]	7	7
Total	[1]	50	53
Non Accrual Loans | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	[1]		1
Prior to 2021	[1]	29	29
Total	[1]	29	30
Non Accrual Loans | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025	[1]	2	4
2024	[1]	3	3
2023	[1]	3	1
2022	[1]	1	2
2021	[1]	2	5
Prior to 2021	[1]	23	19
Revolving Loans	[1],[2]	8	8
Total	[1]	41	43
Financing Receivables Not Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		24,414	34,872
2024		18,108	12,502
2023		10,451	9,205
2022		7,733	5,801
2021		5,064	4,850
Prior to 2021		15,538	13,553
Revolving Loans	[2]	19,079	18,475
Total		100,386	99,257
Financing Receivables Not Impaired | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		11,517	19,091
2024		10,789	6,857
2023		6,132	5,322
2022		4,767	4,390
2021		3,956	4,122
Prior to 2021		13,964	11,979
Revolving Loans	[2]	9,705	9,521
Total		60,831	61,282
Financing Receivables Not Impaired | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revolving Loans	[2]	2
Total		2
Financing Receivables Not Impaired | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		12,896	15,781
2024		7,319	5,645
2023		4,320	3,883
2022		2,965	1,411
2021		1,108	728
Prior to 2021		1,573	1,574
Revolving Loans	[2]	9,373	8,954
Total		39,555	37,975
Financing Receivables Not Impaired | Normal obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		66	3,212
2024		1,357	55
2023		50	47
2022		41	44
2021		41	86
Prior to 2021		275	239
Revolving Loans	[2]	5	4
Total		1,833	3,687
Financing Receivables Not Impaired | Normal obligors | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		94	160
2024		84	81
2023		79	71
2022		40	252
2021		252	1
Prior to 2021		41	80
Revolving Loans	[2]	203	221
Total		794	867
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		10,550	14,418
2024		8,410	5,880
2023		5,253	4,464
2022		4,012	3,358
2021		2,976	3,391
Prior to 2021		7,233	5,256
Revolving Loans	[2]	8,041	7,775
Total		46,475	44,542
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		282	489
2024		352	313
2023		262	236
2022		193	164
2021		145	146
Prior to 2021		645	621
Revolving Loans	[2]	491	536
Total		2,370	2,506
Financing Receivables Not Impaired | Normal obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		275	318
2024		140	220
2023		112	194
2022		235	7
2021		5	2
Prior to 2021		4	3
Revolving Loans	[2]	50	35
Total		821	778
Financing Receivables Not Impaired | Normal obligors | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		957	1,333
2024		843	631
2023		395	485
2022		235	112
2021		108	27
Prior to 2021		177	193
Revolving Loans	[2]	463	454
Total		3,178	3,235
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025	[3]	11,482	13,891
2024	[3]	6,253	4,670
2023	[3]	3,699	3,086
2022	[3]	2,418	1,254
2021	[3]	957	580
Prior to 2021	[3]	1,288	1,268
Revolving Loans	[2],[3]	8,733	8,360
Total	[3]	34,829	33,108
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		2	2
2024		2	1
2023		1	1
2022		1	1
2021		1	1
Prior to 2021		4	4
Total		11	10
Financing Receivables Not Impaired | Watch obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025			2
2024		2	2
2023		2	1
2022		1
Total		5	5
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		83	153
2024		89	47
2023		42	29
2022		25	76
2021		65	21
Prior to 2021		67	49
Revolving Loans	[2]	158	162
Total		528	537
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		28	41
2024		26	18
2023		18	12
2022		13	9
2021		7	7
Prior to 2021		43	37
Revolving Loans	[2]	34	24
Total		169	148
Financing Receivables Not Impaired | Watch obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2024			3
2023		3
Total		3	3
Financing Receivables Not Impaired | Watch obligors | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2023			4
2022		3
Prior to 2021		8	11
Revolving Loans	[2]	1
Total		12	16
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025	[3]	180	220
2024	[3]	69	96
2023	[3]	95	95
2022	[3]	66	36
2021	[3]	37	113
Prior to 2021	[3]	63	76
Revolving Loans	[2],[3]	113	95
Total	[3]	623	730
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		24	97
2024		79	49
2023		42	27
2022		27	31
2021		33	46
Prior to 2021		75	239
Revolving Loans	[2]	283	309
Total		564	800
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025		4	8
2024		8	5
2023		4	6
2022		4	5
2021		3	10
Prior to 2021		38	34
Revolving Loans	[2]	26	24
Total		87	92
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2025	[3]		17
2024	[3]	13	25
2023	[3]	16	19
2022	[3]	7	1
2021	[3]	1	4
Prior to 2021	[3]	29	19
Revolving Loans	[2],[3]	13	10
Total	[3]	¥ 78	¥ 96

[1]	The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.
[2]	There were no significant revolving line of credit arrangements that converted to term loans during the fiscal year ended March 31, 2025 and the six months ended September 30, 2025.
[3]	Corporate of foreign included ¥166 billion and ¥164 billion of lease receivables that were receivables arising from direct financing leasing at March 31, 2025 and September 30, 2025, respectively.